Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies:

The Company’s significant accounting policies are more fully described in Note 2 of the Notes to the audited financial statements as of June 30, 2012 and 2013 included elsewhere in the prospectus of which these financial statements are a part.

(a)	Basis of Presentation – The accompanying financial information as of March 31, 2014 and for the nine months ended March 31, 2013 and 2014 has been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. The June 30, 2013 balance sheet was derived from the Company’s audited financial statements. The financial information as of March 31, 2014 and for the nine months ended March 31, 2013 and 2014 should be read in conjunction with the June 30, 2013 audited annual financial statements and notes thereto included elsewhere in the prospectus of which these financial statements are a part.

In the opinion of management, the unaudited financial information as of March 31, 2014 and for the nine months ended March 31, 2013 and 2014 reflects all adjustments, which are normal recurring adjustments, necessary to present a fair statement of the Company’s financial position, results of operations and cash flows. The results of operations for the nine months ended March 31, 2014 are not necessarily indicative of the operating results to be expected for the full fiscal year or any future period.

(b)	Pro forma information – The pro forma balance sheet as of March 31, 2014, gives effect to: the conversion of all the convertible preferred stock into shares of common stock upon the closing of the IPO; and the conversion of all outstanding warrants exercisable for shares of Series A-1, Series A-1A and Series B-1 preferred stock into warrants exercisable for shares of common stock, resulting in the preferred stock warrant liability being reclassified to additional paid-in capital. The pro forma balance sheet as of March 31, 2014 does not give effect to the Company’s receipt of the net proceeds of the IPO discussed in Note 6.

(c)	Use of estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(d)	Fair value of financial instruments – The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a hierarchy of inputs used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability, and are developed based on the best information available in the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of financial instruments and is not a measure of the investment credit quality. The three levels of the fair value hierarchy are described below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 – Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and observable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Items measured at fair value on a recurring basis include short-term investments, Series B purchase rights and warrant liabilities (Note 4).

(e)	Warrants to purchase convertible preferred stock – In conjunction with various financing transactions, the Company issued warrants to purchase shares of the Company’s Series A-1, Series A-1A and Series B-1 preferred stock. The Company’s Series A-1, Series A-1A and Series B-1 preferred stock are subject to redemption under circumstances outside of the Company’s control. Therefore, the associated shares are presented as temporary equity. Consequently, the warrants to purchase shares of Series A-1, Series A-1A and Series B-1 preferred stock are accounted for as liabilities and adjusted to fair value at the end of each reporting period. The fair value of the warrants classified as liabilities is estimated using the Black-Scholes option pricing model. The estimates in the Black-Scholes option pricing model are based, in part, on subjective assumptions, including stock price volatility, term of the warrants, risk free interest rate, dividend yield, and fair value of the preferred stock underlying the warrants. Such assumptions could differ materially in the future. The gain or loss associated with the change in the fair value of the preferred stock warrant liability from the prior period is recognized as a component of other (expense) income, net.

(f)	Share-based compensation – The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. That cost is recognized on a straight-line basis over the period during which the employee is required to provide service in exchange for the award. The fair value of options on the date of grant is calculated using the Black-Scholes option pricing model based on key assumptions such as stock price, expected volatility and expected term. The Company’s estimates of these assumptions are primarily based on third-party valuations, historical data, peer company data and judgment regarding future trends and factors. The Company accounts for stock options issued to non-employees in accordance with the provisions of ASC Subtopic 505-50, Equity-Based Payments to Non-employees, which requires valuing the stock options and measuring such stock options to their current fair value when they vest.

(g)	Deferred issuance costs – The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process probable equity financings as Other Assets until such financings are consummated. After consummation of an in-process probable equity financing, these costs are recorded in stockholders’ equity as a reduction of additional paid-in capital generated as a result of the offering. As of March 31, 2014, the Company recorded deferred financing costs of $1,748 in other assets in the accompanying balance sheet in contemplation of a probable equity financing. These costs were netted against the proceeds of the Company’s initial public offering discussed in Note 6.

(h)	New Accounting Pronouncements – In July 2013, the FASB issued amended guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists. The guidance requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented as a reduction of a deferred tax asset when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists, with certain exceptions. This accounting guidance is effective prospectively for the Company beginning in the first quarter of fiscal year 2015, with early adoption permitted. While the Company is currently evaluating the impact, its adoption is not expected to have a material impact on the Company’s financial statements.

(i)	Revenue recognition – The Company has primarily generated revenue through collaboration agreements, sponsored research arrangements with nonprofit organizations for the development and commercialization of product candidates and revenues from federal research and development grant programs. The Company recognizes revenue when amounts are realized or realizable and earned. Revenue is considered realizable and earned when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the price is fixed or determinable; and (4) collection of the amounts due are reasonably assured.

Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in the Company’s balance sheets. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as current liabilities. The Company recognizes revenue for reimbursements of research and development costs under collaboration agreements as the services are performed. The Company records these reimbursements as revenue and not as a reduction of research and development expenses, as the Company has the risks and rewards as the principal in the research and development activities.

The Company evaluates the terms of sponsored research agreement grants and federal grants to assess the Company’s obligations and if the Company’s obligations are satisfied by the passage of time, revenue is recognized on a straight-line basis. In situations where the performance of the Company’s obligations has been satisfied when the grant is received, revenue is recognized upon receipt of the grant. Certain grants contain refund provisions. The Company reviews those refund provisions to determine the likelihood of repayment. If the likelihood of repayment of the grant is determined to be remote, the grant is recognized as revenue. If the probability of repayment is determined to be more than remote, the Company records the grant as a deferred revenue liability, until such time that the grant requirements have been satisfied.

(j)	Research and development – Research and development costs include costs incurred in identifying, developing and testing product candidates. Costs consist primarily of payroll expenses for research related employees, laboratory costs, animal and lab maintenance and supplies, rent, utilities, clinical and pre-clinical expenses, as well as payments for sponsored research, scientific and regulatory consulting fees and testing. Costs are charged to expense as incurred. Costs for certain development activities are recognized based on an evaluation of the progress to completion of specific tasks using information and data provided to us by our vendors and our clinical sites. When outside contracts for research products or testing require advance payments, they are recorded on the balance sheet as a prepaid item and expensed when the service is provided or reaches a specific milestone outlined in the contract. Advance payments related to research and development were $614 and $350, at March 31, 2014 and 2013, respectively, and are included in other current assets on the balance sheets.

(2)	Summary of Significant Accounting Policies:

(a)	Basis of Presentation – The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”).

(b)	Segment Reporting – The Company operates in only one segment. The chief operating decision-maker and management use cash flows as the primary measure to manage the business and do not segment the business for internal reporting or decision making.

(c)	Unaudited pro forma information – The unaudited pro forma balance sheet as of June 30, 2013, gives effect to: the issuance of 58,817 shares of the Company’s Series B-3 preferred, which the Company expects to occur on November 5, 2013 (note 14), for cash proceeds of $10,722; the conversion of all the convertible preferred stock, including the Series B-3, into shares of common stock upon the consummation of this proposed offering; the reclassification of the Series B purchase rights liability to additional paid-in capital; and the conversion of all outstanding warrants exercisable for shares of Series A-1, Series A-1A and Series B-1 preferred stock into warrants exercisable for shares of common stock, resulting in the preferred stock warrant liability being reclassified to additional paid-in capital. Unaudited pro forma net loss per share is computed using the weighted-average number of common stock equivalents outstanding after giving effect to the conversion of all the convertible preferred stock into shares of common stock as if such conversion had occurred at the beginning of the period presented, or the date of original issuance, if later.

(d)	Use of estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(e)	Cash and cash equivalents – The Company considers all highly liquid investments with a maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents include cash held in banks and money market accounts. Cash equivalents are carried at cost, which approximates fair value due to their short-term nature.

(f)	Restricted cash – The Company considers any cash legally set aside for a restricted purpose to be restricted cash. The restricted cash is recorded as current unless a related liability is classified as long-term. The balance sheet at June 30, 2012 includes $50 in cash equivalents restricted to secure the Company’s credit card with a credit limit of the same amount. The collateral money market account paid interest on a monthly basis. The Company maintained the credit card on an unsecured basis as of June 30, 2013. The balance sheets at both June 30, 2012 and 2013 include $7 in accounts payable for credit card debt. The credit card balance is paid in full on a monthly basis.

(g)	Short-term investments – The Company considers all investments with a maturity of 91 to 360 days at the time of purchase to be short-term investments. Short-term investments include certificates of deposit with maturity within 91 to 360 days of date of purchase. Short-term investments are carried at cost, which approximates fair value due to their short-term nature.

(h)	Fair value of financial instruments – The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a hierarchy of inputs used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability, and are developed based on the best information available in the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The three levels of the fair value hierarchy are described below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 – Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and observable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Items measured at fair value on a recurring basis include short-term investments, Series B purchase rights and warrant liabilities (Note 6).

(i)	Property and equipment – Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which are generally three to seven years. The Company incurs maintenance costs on some of its major lab equipment. The maintenance contracts are prepaid and expensed over the life of the agreement, usually twelve months or less.

(j)	Intangible assets – Intangible assets consist primarily of licenses and patents. The Company obtains licenses from third parties and capitalizes the costs related to exclusive licenses that have alternative future use in multiple potential programs. The Company also capitalizes costs related to filing, issuance, and prosecution of patents. The Company reviews its capitalized costs periodically to determine that costs recorded include costs for patent applications that have future value. The Company evaluates costs related to patents that it is not actively pursuing and writes off any of these costs. Amortization expense is computed using the straight-line method over the estimated useful lives of the assets, which are generally eight to twenty years. The Company amortizes in-licensed patents and patent application from the date of the applicable license and internally developed patents and patent applications from the date of the initial application. Licenses and patents converted to research use only are expensed immediately.

(k)	Impairment of long-lived assets – The Company reviews its long-lived assets for impairment when impairment indicators are present. If impairment indicators exist, management determines whether impairment in value has occurred by comparing the estimated undiscounted cash flows from future operations with the carrying values of the assets. Management considers several indicators in assessing impairment, including trends and prospects, as well as the effects of obsolescence, demand, competition and other economic factors. For the fiscal years ended June 30, 2012 and 2013, the Company did not identify any indicators of impairment for its long-lived assets. The Company has not yet generated positive cash flows, and such cash flows may not materialize for a significant period in the future. As a result, future evaluations of long-lived assets may result in a conclusion that such assets have been impaired.

(l)	Warrants to purchase convertible preferred stock – In conjunction with various financing transactions, the Company issued warrants to purchase shares of the Company’s Series A-1, Series A-1A and Series B-1 preferred stock. The Company’s Series A-1, Series A-1A and Series B-1 preferred stock are subject to redemption under circumstances outside of the Company’s control. Therefore, the associated shares are presented as temporary equity. Consequently, the warrants to purchase shares of Series A-1, Series A-1A and Series B-1 preferred stock are accounted for as liabilities and adjusted to fair value at the end of each reporting period. The fair value of the warrants classified as liabilities is estimated using the Black-Scholes option pricing model. The estimates in Black-Scholes option pricing model are based, in part, on subjective assumptions, including stock price volatility, term of the warrants, risk free interest rate, dividend yield, and fair value of the preferred stock underlying the warrants. Such assumptions could differ materially in the future. The gain or loss associated with the change in the fair value of the preferred stock warrant liability from the prior period is recognized as a component of other (expense) income, net.

(m)

Revenue recognition – The Company has primarily generated revenue through collaboration agreements, sponsored research arrangements with nonprofit organizations for the development and commercialization of product candidates and revenues from federal research and development grant programs. The Company recognizes revenue when amounts are realized or realizable and earned. Revenue is considered realizable and earned when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the price is fixed or determinable; and (4) collection of the amounts due are reasonably assured.

Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in the Company’s balance sheets. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as current liabilities. The Company recognizes revenue for reimbursements of research and development costs under collaboration agreements as the services are performed. The Company records these reimbursements as revenue and not as a reduction of research and development expenses, as the Company has the risks and rewards as the principal in the research and development activities.

The Company evaluates the terms of sponsored research agreement grants and federal grants to assess the Company’s obligations and if the Company’s obligations are satisfied by the passage of time, revenue is recognized on a straight-line basis. In situations where the performance of the Company’s obligations has been satisfied when the grant is received, revenue is recognized upon receipt of the grant. Certain grants contain refund provisions. The Company reviews those refund provisions to determine the likelihood of repayment. If the likelihood of repayment of the grant is determined to be remote, the grant is recognized as revenue. If the probability of repayment is determined to be more than remote, the Company records the grant as a deferred revenue liability, until such time that the grant requirements have been satisfied.

(n)	Income taxes – The Company uses the asset and liability method for accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

As required by GAAP, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company files income tax returns in the U.S. federal jurisdiction and the state of Florida. As of June 30, 2012 and 2013, the Company does not have any significant uncertain tax positions.

(o)

Research and development – Research and development costs include costs incurred in identifying, developing and testing product candidates. Costs consist primarily of payroll expenses for research related employees, laboratory costs, animal and lab maintenance and supplies, rent, utilities, clinical and pre-clinical expenses, as well as payments for sponsored research, scientific and regulatory consulting fees and testing. Costs are charged to expense as incurred. Costs for certain development activities are recognized based on an evaluation of the progress to completion of specific tasks using information and data provided to us by our vendors and our clinical sites. When outside contracts for research products or testing require advance payments, they are recorded on the balance sheet as a prepaid item and expensed when the service is provided or reaches a specific milestone outlined in the contract. Advance payments related to research and development were $63 and $444, at June 30, 2012 and 2013, respectively, and are included in other current assets on the balance sheets.

(p)	Inventory – The Company expenses costs for clinical materials stored for master and working viral banks that remain at the sites in anticipation of their future use at those sites. Since the Company can use each of the raw materials in only a single product, each raw material is deemed to have no future economic value independent of the development status of that single drug.

(q)	Share-based compensation – The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. That cost is recognized on a straight-line basis over the period during which the employee is required to provide service in exchange for the award. The fair value of options on the date of grant is calculated using the Black-Scholes option pricing model based on key assumptions such as stock price, expected volatility and expected term. The Company’s estimates of these assumptions are primarily based on third-party valuations, historical data, peer company data and judgment regarding future trends and factors. The Company accounts for stock options issued to non-employees in accordance with the provisions of ASC Subtopic 505-50, Equity-Based Payments to Non-employees, which requires valuing the stock options using the Black-Scholes option pricing model and measuring such stock options to their current fair value when they vest.

(r)	Net loss per share and unaudited pro forma net loss per share – Basic net loss per share is calculated by dividing net loss by the weighted average shares outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. For purposes of the diluted net loss per share calculation, preferred stock, stock options, and warrants are considered to be common stock equivalents but have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive for all periods presented. Therefore, basic and diluted net loss per share was the same for all periods presented. The calculations for the unaudited pro forma basic and diluted net loss per share assume the conversion of all outstanding shares of preferred stock into shares of common stock as if the conversions had occurred at the beginning of the period or the date of issuance, if later.